Investments in Joint Ventures (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) ft² a	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2007 USD ($)	Aug. 08, 2014 USD ($)	Jun. 30, 2013 USD ($) ft² a	Oct. 04, 2006 USD ($) a
Capital contributions made	$ 929	$ 625	$ 5,266
Equity in the loss of the joint venture	978	145	$ 128
Joint Venture consolidated retained earnings	(990)	$ (389)
St Johns Properties JV Joint Venture
Value of land contributed	3,240
Initial cash distribution to FRP	$ 2,130
St Johns land contribution | a	10
Wash DC 1
Land acreage | a	5.82
Riverfront I Joint Venture
Square feet residential apartment building | ft²							300,000
Square feet | ft²							18,000
Land acreage | a							2
Value of land contributed				$ 13,500
Cash contributed				$ 4,866
Joint venture percentage stake	77.14%	76.91%					76.91%
MRP capital contribution							$ 5,553
EB5 Secondary financing						$ 17,000
Nonrecourse construction loan						$ 65,000
Book value of land contribution							$ 6,165
Equity in the loss of the joint venture	$ 938	$ 105
Brooksville Joint Venture
Land acreage | a								4,300
Joint venture percentage stake	50.00%	50.00%						50.00%
FRP land contribution previously leased to Vulcan | a								3,443
Book value of land contribution								$ 2,548
FRP and Vulcan additional acquisition costs					$ 3,018
Additional land acquired | a								288
Vulcan land contribution | a								553
Mandatory capital contribution obligation	$ 2,430
Capital contributions made	2,397
Equity in the loss of the joint venture	40	$ 40
BC FRP Realty Joint Venture
Value of land contributed	7,500
Equity in the loss of the joint venture	$ 0
BC FRP Realty Joint Venture
Square feet | ft²	329,000
Land acreage | a	25
Joint venture percentage stake	50.00%
Book value of land contribution	$ 6,828